  Defiance Daily Target 2X Short TSM ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 19.7%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	24,513	$24,513

U.S. Treasury Bills - 18.2%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	308,000	307,261

TOTAL SHORT-TERM INVESTMENTS (Cost $331,700)		331,774

TOTAL INVESTMENTS - 19.7% (Cost $331,700)		$331,774
Other Assets in Excess of Liabilities - 80.3%		1,356,103
TOTAL NET ASSETS - 100.0%		$1,687,877

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Short TSM ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 9.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Taiwan Semiconductor Manufacturing Co. Ltd.	Cantor Fitzgerald & Co.	Pay	OBFR + (3.00%)	Termination(c)	10/31/2028	$(1,000,519)	$68,644
Taiwan Semiconductor Manufacturing Co. Ltd.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(b)	01/11/2028	(1,160,197)	54,023
Taiwan Semiconductor Manufacturing Co. Ltd.	Marex Capital Markets, Inc.	Pay	OBFR + (2.00%)	Termination(a)	11/17/2028	(404,250)	25,506
Taiwan Semiconductor Manufacturing Co. Ltd.	Nomura Securities International, Inc.	Pay	OBFR + (5.50%)	Termination(d)	03/31/2033	(808,500)	11,903
							160,076

Net Unrealized Appreciation (Depreciation)							160,076

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.